TAXES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	16.50%
Federal statutory income tax rate	25.00%	25.00%
Valuation allowance	$ 1,969
Value added tax percentage	13.00%
Value added tax payable	$ 2,693		$ 4,959
Income tax expenses related to other levies and witholding	$ 1,707		$ 248